Stockholders' Equity (Details) - shares			1 Months Ended		2 Months Ended	9 Months Ended	12 Months Ended
	Feb. 14, 2020	Feb. 03, 2020	May 19, 2020	Apr. 21, 2020	Feb. 14, 2020	Sep. 30, 2020	Dec. 31, 2019	Feb. 29, 2020	Jun. 04, 2019
Stockholder's Equity (Textual)
Shares are subject to forfeiture	656,250					750,000
Founder shares				80,000
Preferred stock, shares authorized	1,000,000				1,000,000	1,000,000	1,000,000
Stock split		1:575
Common stock, shares, issued									10,000
Preferred stock, shares issued
Preferred stock shares outstanding
Shares are subject to possible redemption						16,878,805
Class A Common Stock
Stockholder's Equity (Textual)
Common stock shares authorized	100,000,000				100,000,000	100,000,000	1,000,000
Common stock shares outstanding						1,271,195
Common stock, shares, issued						1,271,195
Common Class B [Member]
Stockholder's Equity (Textual)
Common stock shares authorized	25,000,000				25,000,000	25,000,000	25,000,000
Common stock shares outstanding	5,750,000				5,750,000	4,375,000	5,750,000 [1]	5,750,000
Shares are subject to forfeiture					656,250	750,000	656,250
Sponsor for cancellation			718,750
Total shares			5,031,250
Forfeiture shares			656,250
Number of shares description						There were 18,150,000 shares of Class A common stock issued and outstanding.
Common stock, shares, issued	5,750,000				5,750,000	4,375,000	4,375,000	5,750,000
Private Placement [Member]
Stockholder's Equity (Textual)
Warrants for redemption, description					The Company may call the Warrants for redemption (except with respect to the Private Placement Warrants): • in whole and not in part; • at a price of $0.01 per warrant; • upon a minimum of 30 days’ prior written notice of redemption (the “30-day redemption period”); and • if, and only if, the last sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrantholders.	● in whole and not in part; ● at a price of $0.01 per warrant; ● upon a minimum of 30 days' prior written notice of redemption (the "30-day redemption period"); and ● if, and only if, the last sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Number of shares description					The exercise price and number of shares of Class A common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, or recapitalization, reorganization, merger or consolidation. In addition, if (x) the Company issues additional shares of Class A common stock or securities convertible into or exercisable or exchangeable for shares of Class A common stock for capital raising purposes in connection with the closing of the Initial Business Combination (excluding any issuance of securities under the Forward Purchase Agreement), at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance (the “Newly Issued Price”)), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for funding the Initial Business Combination, and (z) the volume weighted average trading price of the Class A common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates the Initial Business Combination (the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price. Additionally, in no event will the Company be required to net cash settle any warrant. In the event that a registration statement is not effective for the exercised warrants, the purchaser of a unit containing such warrant will have paid the full purchase price for the unit solely for the share of Class A common stock underlying such unit. There will be no redemption rights or liquidating distributions with respect to the warrants, which will expire worthless if the Company fails to complete an Initial Business Combination within the 18-month time period.	The exercise price and number of shares of Class A common stock issuable upon exercise of the Warrants may be adjusted in certain circumstances including in the event of a share dividend, or recapitalization, reorganization, merger or consolidation. In addition, if (x) the Company issues additional shares of Class A common stock or securities convertible into or exercisable or exchangeable for shares of Class A common stock for capital raising purposes in connection with the closing of the Initial Business Combination (excluding any issuance of securities under the forward purchase agreement), at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company's board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance (the "Newly Issued Price")), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for funding the Initial Business Combination, and (z) the volume weighted average trading price of the Class A common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates the Initial Business Combination (the "Market Value") is below $9.20 per share, the exercise price of the Warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price. Additionally, in no event will the Company be required to net cash settle any Warrant. In the event that a registration statement is not effective for the exercised Warrants, the purchaser of a Unit containing such Warrant will have paid the full purchase price for the Unit solely for the share of Class A common stock underlying such Unit. There will be no redemption rights or liquidating distributions with respect to the Warrants, which will expire worthless if the Company fails to complete an Initial Business Combination within the 18-month time period.

[1]	Includes an aggregate of 750,000 shares that are subject to forfeiture to the extent the underwriter’s overallotment is not exercised in full (Note 4).